SCHEDULE OF UNRECOGNIZED TAX BENEFITS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Beginning balance	$ 249,516	$ 190,228
Deductions based on tax positions related to the prior year		30,897
Additions based on tax positions related to the current year	31,691	28,391
Ending balance	$ 281,207	$ 249,516